UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23166

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

325 North LaSalle Street, Suite 645, Chicago, Illinois 60654
(Address of principal executive offices) (Zip code)

Marcus L. Collins, Esq.

RiverNorth Capital Management, LLC

325 North LaSalle Street, Suite 645

Chicago, Illinois 60654
(Name and address of agent for service)

(312)832-1440

Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period: June 30, 2019

Item 1. Reports to Stockholders.

OPPORTUNISTIC INVESTMENT STRATEGIES

RIVERNORTH®

6.30.2019

Annual Report

RIVERNORTH/DOUBLELINE STRATEGIC OPPORTUNITY FUND, INC.

OPP

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at https://www.rivernorth.com/closed-end-funds/opp, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	Table of Contents

Portfolio Update	2
Asset Allocation	4
Schedule of Investments	5
Statement of Assets and Liabilities	21
Statement of Operations	22
Statements of Changes in Net Assets	23
Statement of Cash Flows	24
Financial Highlights	25
Notes To Financial Statements	27
Report of Independent Registered Public Accounting Firm	37
Additional Information	38
Directors & Officers	40

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Portfolio Update	June 30, 2019 (Unaudited)

What is the Fund’s investment strategy?

The RiverNorth/DoubleLine Strategic Opportunity Fund (“the Fund”) seeks to provide current income and overall total return.

RiverNorth Capital Management, LLC (“RiverNorth”) allocates the Fund’s Managed Assets among two principal strategies: Tactical Closed-End Fund (CEF) Income Strategy and Opportunistic Income Strategy. RiverNorth manages the Tactical Closed-End Fund Income Strategy and DoubleLine Capital LP (“DoubleLine”) manages the Opportunistic Income Strategy.

RiverNorth determines the portion of the Fund’s assets to allocate to each strategy based on market conditions. The Fund may allocate between 10% to 35% of its Managed Assets to the Tactical CEF Income Strategy and 65% to 90% of its Managed Assets to the Opportunistic Income Strategy.

The Tactical CEF Income Strategy typically invests in CEFs, business development companies (BDCs) and exchange-traded funds (ETFs). The Opportunistic Income Strategy primarily invests in agency and non-agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) seeking to derive value from inefficiencies within the subsectors of the fixed income market while maintaining active risk constraints.

How did the RiverNorth/DoubleLine Strategic Opportunity Fund perform relative to its benchmark during the reporting period?

For the year ended June 30, 2019, the Fund returned 7.78% on a net asset value (NAV) basis and 8.50% on a market price basis. The Bloomberg Barclays US Aggregate Bond Index returned 7.87% during the same period.

What contributing factors were responsible for the RiverNorth/DoubleLine Strategic Opportunity Fund’s relative performance during the period?

RiverNorth Tactical Closed-End Fund Income Sleeve

The RiverNorth sleeve’s performance relative to the Fund’s index benefitted from positive NAV performance among closed-end funds that invest in high yield bonds. The sleeve’s exposure to bank loan closed-end funds detracted from performance as these funds’ NAV performance in general trailed the Fund benchmark’s performance over the period.

DoubleLine Opportunistic Income Sleeve

For the year ending June 30, 2019, the DoubleLine sleeve underperformed the Bloomberg Barclays Aggregate Bond Index return of 7.87%. The underperformance was primarily due to duration positioning and sector allocation as rates rallied sharply over the period with 2-year and 10-year U.S. Treasury yields falling 77 basis points (bps) and 86 bps, respectively. The Portfolio had a shorter duration than the benchmark over this period and also did not have any exposure to corporate bonds – which were the best-performing sector within the index. Nevertheless, every sector within the portfolio generated positive total returns; asset-backed securities (ABS) and mortgage-backed securities (MBS) were the largest contributors to performance. ABS returned nearly 9% due to strong underlying credit performance and tightening spreads. MBS, both agency-backed and non-agency

2	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Portfolio Update	June 30, 2019 (Unaudited)

backed, benefited from falling rates and low mortgage delinquencies. Collateralized loan obligations (CLOs) delivered positive total returns as well but were a relative performance laggard as falling interest rates dampened demand for their floating rate coupons.

How was the RiverNorth/DoubleLine Strategic Opportunity Fund positioned at the end of June 2019?

The Fund allocation was 22% RiverNorth Tactical Closed-End Fund Income and 78% DoubleLine Opportunistic Income. The biggest sector allocations are to non-agency MBS, agency MBS, and bank loans. The Fund is utilizing a line of credit to leverage the portfolio approximately 25%.

Past performance is no guarantee of future results.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of investment grade fixed-rate debt issues with maturities of at least one year. The index cannot be invested in directly and does not reflect fees and expenses.

Duration is a measure of the sensitivity of the price of a fixed income investment to a change in interest rates.

Basis Points (BPS or Bips): A common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01% (0.0001), and is used to denote the percentage change in a financial instrument.

Yield is the income return on an investment. This refers to the interest or dividends received from a security and is usually expressed annually as a percentage based on the investment’s cost, its current market value or its face value.

A credit spread is the difference in yield between two bonds of similar maturity but different credit quality. Widening credit spreads indicate growing concern about the ability of corporate (and other private) borrowers to service their debt. Narrowing credit spreads indicate improving private creditworthiness.

Annual Report | June 30, 2019	3

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Asset Allocation	June 30, 2019 (Unaudited)

ASSET ALLOCATION as of June 30, 2019

Percentages are based on total net assets of the Fund.

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RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	June 30, 2019

Shares/Description		Value
CLOSED-END FUNDS - 22.35%(a)
186,122	BlackRock Corporate High Yield Fund, Inc.	$1,995,228
365,675	BlackRock Credit Allocation Income Trust	4,742,805
65,805	BlackRock Floating Rate Income Strategies Fund, Inc.	817,298
349,822	BrandywineGLOBAL Global Income Opportunities Fund, Inc.	4,103,412
314,450	Eaton Vance Limited Duration Income Fund	3,977,793
33,958	First Trust High Income Long/Short Fund	510,049
58,001	First Trust Senior Floating Rate Income Fund II	698,912
311,898	Franklin Templeton Limited Duration Income Trust	3,003,578
457,841	Invesco Senior Income Trust	1,977,873
490,014	Nuveen Credit Strategies Income Fund	3,880,911
84,228	Nuveen Floating Rate Income Fund	829,646
190,920	Prudential Global Short Duration High Yield Fund	2,758,794
83,448	Voya Prime Rate Trust	397,212
190,814	Wells Fargo Income Opportunities Fund	1,572,307
215,147	Western Asset Emerging Markets Debt Fund Inc.	3,080,905
378,786	Western Asset Global High Income Fund Inc.	3,761,345
1,251,063	Western Asset Global High Income Opportunity Fund Inc.	6,417,953

TOTAL CLOSED-END FUNDS
(Cost $43,723,104)		44,526,021

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 7.02%(a)
39,541	Capital Southwest Corp	5.95%	12/15/2022	1,031,229
33,285	KCAP Financial Inc	6.13%	9/30/2022	835,454
227,236	Oxford Square Capital Corp	6.50%	3/30/2024	5,821,786
30,193	Stellus Capital Investments	5.75%	9/15/2022	767,808
156,646	THL Credit, Inc.	6.75%	12/30/2022	3,974,109
21,044	THL Credit, Inc.	6.13%	11/15/2021	542,935
39,330	TriplePoint Venture Growth BDC Corp	5.75%	7/15/2022	1,006,455

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $13,717,621)				13,979,776

Principal Amount/Description		Rate	Maturity	Value
ASSET BACKED OBLIGATIONS - 5.27%(a)(b)
2,546,875	Blackbird Capital Aircraft	5.68%	12/16/2041	2,651,172
1,715,000	Coinstar Funding, LLC	5.22%	4/25/2047	1,757,499
3,000,000	InSite Issuer LLC	6.41%	11/15/2046	3,117,934

See Notes to Financial Statements.

Annual Report | June 30, 2019	5

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	June 30, 2019

Principal Amount/Description		Rate	Maturity	Value
848,958	Labrador Aviation Finance Limited	5.68%	1/15/2042	$894,501
28,380	SOFI Professional Loan Program Trust	0.00%	8/17/2048	1,028,659
1,000,000	SOFI Consumer Loan Program Trust(c)	4.73%	1/26/2026	1,050,665

TOTAL ASSET BACKED OBLIGATIONS
(Cost $10,110,342)				10,500,430

Shares/Description		Rate	Maturity	Value
BANK LOANS - 5.46%(a)(c)
200,509	Acrisure LLC, Senior Secured First Lien Term Loan	3M US L + 4.25%	11/22/2023	199,967
123,734	AlixPartners LLP, Guaranteed Senior Secured First Lien Term Loan	3M US L + 2.75%	4/4/2024	123,614
9,459	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan	3M US L + 4.25%	7/31/2026	9,436
95,540	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan B	3M US L + 4.25%	7/31/2026	95,302
211,306	Almonde, Inc., Senior Secured First Lien Term Loan	1M US L + 3.50%	6/13/2024	206,259
206,540	Applied Systems, Inc., Senior Secured First Lien Term Loan	3M US L + 3.25%	9/19/2024	205,120
208,935	AssuredPartners, Inc., Senior Secured First Lien Term Loan	3M US L + 3.50%	10/22/2024	207,237
124,687	Athenahealth Senior Secured First Lien Term Loan	3M US L + 4.50%	2/11/2026	124,610
84,787	Auris Luxembourg III Sarl, Senior Secured First Lien Term Loan	3M US L + 3.75%	7/25/2025	85,063
70,312	Bausch Health Companies, Inc., First Incremental Term Loan	3M US L + 2.75%	11/27/2025	69,983
110,000	Berry Global Inc., Guaranteed Senior Secured First Lien Term Loan	3M US L + 2.75%	5/23/2026	109,381
59,699	BJ’s Wholesale Club Inc., Guaranteed Senior Secured First Lien Term Loan	3M US L + 2.75%	2/2/2024	59,830
64,673	Blackhawk Network Holdings Inc., Senior Secured First Lien Term Loan	3M US L + 3.00%	6/16/2025	64,290

See Notes to Financial Statements.

6	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	June 30, 2019

Shares/Description		Rate	Maturity	Value
85,000	Blackstone CQP Holdco LP, Senior Secured First Lein Term Loan	3M US L + 3.50%	6/7/2024	$85,191
104,475	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan	1M US L + 3.50%	7/31/2025	104,468
105,000	Calpine Corp., Guaranteed Senior Secured First Lien Term Loan	3M US L + 2.75%	4/6/2026	104,967
216,141	Canyon Valor Companies, Inc., Guaranteed Senior Secured First Lien Term Loan	3M US L + 2.75%	6/16/2023	215,195
104,737	Catalent Pharma Solutions Inc., Guaranteed Senior Secured First Lien Term Loan	3M US L + 2.25%	5/18/2026	104,868
206,859	Change Healthcare Holdings LLC, Senior Secured First Lien Term Loan	3M US L + 2.75%	3/1/2024	205,618
208,227	CHG Healthcare Services, Inc., Guaranteed Senior Secured First Lien Term Loan	3M US L + 3.00%	6/7/2023	207,463
215,114	Colorado Buyer, Inc., Guaranteed Senior Secured First Lien Term Loan	3M US L + 2.50%	5/1/2024	200,999
85,000	CommScope Inc., Guaranteed Senior Secured First Lien Term Loan	3M US L + 3.25%	4/6/2026	84,872
194,158	Concentra, Inc., Guaranteed Senior Secured First Lien Term Loan	3M US L + 2.75%	6/1/2022	194,643
85,000	CSC Holdings LLC, Guaranteed Senior Secured First Lien Term Loan	3M US L + 3.00%	4/15/2027	85,234
204,969	Cvent, Inc., Guaranteed Senior Secured First Lien Term Loan	1M US L + 3.75%	11/29/2023	202,919
49,800	Edelman Financial Center LLC, Guaranteed Senior Secured First Lien Term Loan	1M US L + 3.25%	7/21/2025	49,711
78,378	Edgewater Generation LLC, Guaranteed Senior Secured First Lien Term Loan	1M US L + 3.75%	12/12/2025	78,346
214,860	Equian Buyer Corporation, Senior Secured First Lien Term Loan	1M US L + 3.25%	5/20/2024	214,940
215,013	Equinox Holdings, Inc., Senior Secured First Lien Term Loan	3M US L + 3.00%	3/8/2024	214,700

See Notes to Financial Statements.

Annual Report | June 30, 2019	7

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	June 30, 2019

Shares/Description		Rate	Maturity	Value
64,838	EW Scripps Co., Guaranteed Senior Secured First Lien Term Loan	3M US L + 2.75%	5/1/2026	$64,797
207,405	Filtration Group Corporation, Senior Secured First Lien Term Loan	1M US L + 3.00%	3/31/2025	207,312
64,675	Forest City Enterprises LP, Senior Secured First Lien Term Loan	3M US L + 4.00%	12/8/2025	65,025
197,980	Garda World Security Corporation, Senior Secured First Lien Term Loan	3M US L + 3.50%	5/24/2024	197,030
204,509	Gentiva Health Services, Inc., Senior Secured First Lien Term Loan	3M US L + 3.75%	7/2/2025	204,956
58,989	GOBP Holdings Inc., Senior Secured First Lien Term Loan	1M US L + 3.75%	10/22/2025	59,044
208,340	Greeneden US Holdings LLC, Senior Secured First Lien Term Loan	3M US L + 3.50%	2/1/2023	206,224
206,895	Hayward Acquisition Corporation, Senior Secured First Lien Term Loan	3M US L + 3.50%	8/5/2024	203,015
204,553	Hyland Software, Inc., Senior Secured First Lien Term Loan	1M US L + 3.25%	7/1/2024	203,467
197,984	Informatica LLC, Senior Secured First Lien Term Loan	3M US L + 3.25%	8/5/2022	198,397
203,965	Intrawest Resorts, Senior Secured First Lien Term Loan	3M US L + 3.00%	7/31/2024	203,550
114,133	IRB Holding Corp., Guaranteed Senior Secured First Lien Term Loan	3M US L + 3.25%	2/5/2025	112,876
208,258	Jaguar Holding Company II, Senior Secured First Lien Term Loan	1M US L + 2.50%	8/18/2022	207,359
104,738	JBS USA, Guaranteed Senior Secured First Lien Term Loan	3M US L + 2.50%	5/29/2026	104,708
214,509	Kronos Inc., Senior Secured First Lien Term Loan	3M US L + 3.00%	11/1/2023	214,308
207,966	Life Time Fitness, Inc., Guaranteed Senior Secured First Lien Term Loan	3M US L + 2.75%	6/10/2022	207,388

See Notes to Financial Statements.

8	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	June 30, 2019

Shares/Description		Rate	Maturity	Value
65,000	Messer Industries USA Inc., Guaranteed Senior Secured First Lien Term Loan	3M US L + 2.50%	10/1/2025	$64,208
159,216	Milacron LLC, Guaranteed Senior Secured First Lien Term Loan	3M US L + 2.50%	9/28/2023	155,235
74,435	Mitchell International Inc., Guaranteed Senior Secured First Lien Term Loan	3M US L + 3.25%	11/29/2024	71,231
206,500	MLN US Holdco LLC, Senior Secured First Lien Term Loan	1M US L + 4.50%	7/11/2025	197,897
201,765	MPH Acquisition Holdings LLC, Senior Secured First Lien Term Loan	3M US L + 2.75%	6/7/2023	193,442
133,985	NCI Building Systems Inc., Guaranteed Senior Secured First Lien Term Loan	3M US L + 3.75%	4/12/2025	130,580
80,000	Nexstar Broadcasting Inc., Guaranteed Senior Secured First Lien Term Loan	3M US L + 2.75%	7/31/2026	79,800
80,000	Option Care, Senior Secured First Lien Term Loan	3M US L + 4.50%	5/29/2026	79,900
130,000	Oryx Midstream, Senior Secured First Lien Term Loan	3M US L + 4.00%	5/22/2026	129,540
104,431	Panther BF Aggregator, Senior Secured First Lien Term Loan	3M US L + 3.50%	4/30/2026	103,811
206,674	Pike Corporation, Guaranteed Senior Secured First Lien Term Loan	1M US L + 3.50%	3/12/2025	207,210
185,712	Plantronics, Inc., Senior Secured First Lien Term Loan	3M US L + 2.50%	7/2/2025	184,862
201,407	PODS LLC, Guaranteed Senior Secured First Lien Term Loan	1M US L + 2.75%	12/6/2024	198,806
188,592	Prime Security Services Borrower LLC, Senior Secured First Lien Term Loan	3M US L + 2.75%	5/2/2022	187,540
158,999	Project Alpha Intermediate Holding, Inc., Guaranteed Senior Secured First Lien Term Loan	6M US L + 3.50%	4/26/2024	154,627
79,800	Radiology Partners Inc., Guaranteed Senior Secured First Lien Term Loan	3M US L + 4.75%	7/9/2025	79,787

See Notes to Financial Statements.

Annual Report | June 30, 2019	9

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	June 30, 2019

Shares/Description		Rate	Maturity	Value
207,690	Redtop Acquisitions (CPA Global), Senior Secured First Lien Term Loan	3M US L + 3.25%	11/1/2024	$204,160
179,200	Refinitiv US Holdings, Inc., Senior Secured First Lien Term Loan	3M US L + 3.75%	10/1/2025	174,076
165,134	SCS Holdings, Inc., Senior Secured First Lien Term Loan	1M US L + 4.25%	10/31/2022	166,269
130,490	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan	3M US L + 4.50%	6/20/2024	121,791
186,712	Select Medical Corporation, Guaranteed Senior Secured First Lien Term Loan	3M US L + 2.50%	3/6/2025	186,362
206,714	Solera LLC, Guaranteed Senior Secured First Lien Term Loan	1M US L + 2.75%	3/3/2023	205,455
201,988	Sophia LP, Senior Secured First Lien Term Loan	3M US L + 3.25%	9/30/2022	201,660
208,102	Starfruit US Holdco, LLC, Senior Secured First Lein Term Loan	3M US L + 3.25%	10/1/2025	205,371
90,438	Transdigm, Inc., Guaranteed Senior Secured First Lien Term Loan	3M US L + 2.50%	6/9/2023	88,927
54,450	Travel Leaders Group LLC, Guaranteed Senior Secured First Lien Term Loan	1M US L + 4.00%	1/25/2024	54,631
60,000	UFC Holdings LLC, Senior Secured First Lien Term Loan	1M US L + 3.25%	4/30/2026	59,962
30,393	VeriFone Systems, Inc., Senior Secured First Lien Term Loan	3M US L + 4.00%	8/20/2025	29,557
119,100	Verscend Holdings Corporation, Senior Secured First Lien Term Loan	3M US L + 4.50%	8/27/2025	119,417
180,558	Vertafore Inc., Senior Secured First Lien Term Loan	1M US L + 3.25%	6/4/2025	174,050
77,237	Web.com, Senior Secured First Lien Term Loan	1M US L + 3.75%	10/10/2025	76,288
13,000	Westinghouse, Senior Secured First Lien Term Loan	3M US L + 3.75%	8/1/2025	13,000

TOTAL BANK LOANS
(Cost $10,979,972)				10,873,134

See Notes to Financial Statements.

10	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	June 30, 2019

Principal Amount/Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS - 14.14%(a)
	Apidos Ltd.
500,000	Series 2015-21A(b)(c)	3M US L + 8.25%	7/19/2027	$482,420
500,000	Series 2016-24A(b)(c)	3M US L + 5.80%	10/21/2030	477,259
	Atrium CDO Corp
500,000	Series XIII 2017-13(b)(c)	3M US L + 6.05%	11/21/2030	488,295
500,000	Series 2018-14A-E(b)(c)	3M US L + 5.65%	8/23/2030	470,730
	Babson CLO Ltd.
500,000	Series 2018-4A(c)	3M US L + 5.82%	10/15/2030	478,879
	Canyon Capital Ltd.
500,000	Series 2016-1R(b)(c)	3M US L + 5.75%	7/15/2031	456,042
	Carlyle Global Market Strategies
500,000	Series 2013-3A(c)	3M US L + 5.50%	10/15/2030	467,474
500,000	Series 2014-2RA(b)(c)	3M US L + 5.35%	5/15/2031	452,574
	Castlelake Aircraft Structured Trust
404,313	Series 2018-1C(b)	6.63%	6/15/2043	407,003
1,250,000	Series 2019-1A(b)	0.00%	4/15/2039	1,253,125
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(b)(c)	3M US L + 5.80%	4/15/2030	471,469
	CHL GMSR Issuer Trust
3,930,000	Series 2018-GT1(b)(c)	1M US L + 2.75%	5/25/2023	3,939,403
	CIM Trust
3,720,000	Series 2017-3RR(b)(c)	10.62%	1/29/2057	3,894,511
	Dorchester Park CLO Ltd.
500,000	Series 2015-1A(b)(c)	3M US L + 5.00%	4/20/2028	476,447
	Dryden Senior Loan Fund
500,000	Series 2015-37R(b)(c)	3M US L + 5.15%	1/15/2031	457,646
500,000	Series 2015-40R(b)(c)	3M US L + 5.75%	8/15/2031	473,996
	Fillmore Park CLO, Ltd.
500,000	Series 2018-1A(b)(c)	3M US L + 5.40%	7/15/2030	463,026
	FMC GMSR Issuer Trust
3,000,000	Series 2019-GT1(b)	5.66%	5/25/2026	3,033,432
	Gilbert Park CLO, Ltd.
500,000	Series 2017-1A(b)(c)	3M US L + 6.40%	10/15/2030	493,444
	Granite Point Mortgage Trust, Ltd.
999,000	Series 2018-FL1(b)(c)	1M US L + 2.95%	11/21/2035	1,007,734
	LCM Ltd Partnership
500,000	Series 14A(b)(c)	3M US L + 5.50%	7/20/2031	473,706
500,000	Series 17A(b)(c)	3M US L + 6.00%	10/15/2031	457,850

See Notes to Financial Statements.

Annual Report | June 30, 2019	11

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	June 30, 2019

Principal Amount/Description		Rate	Maturity	Value
500,000	Series 27A(b)(c)	3M US L + 5.60%	7/16/2031	$469,075
	Myers Park CLO, Ltd.
500,000	Series 2018-1A(c)	3M US L + 5.50%	10/20/2030	465,317
	Neuberger Berman Loan Advisors Ltd.
500,000	Series 2018-23R(b)(c)	3M US L + 5.75%	10/18/2027	483,549
	New Century Home Equity Loan Trust
2,541,806	Series 2006-1(c)(d)	1M US L + 0.18%	5/25/2036	2,412,467
	Octagon Investment Partners Ltd.
500,000	Series 2016-26R(b)(c)	3M US L + 8.09%	7/15/2030	461,675
500,000	Series 2013-16R(b)(c)	3M US L + 5.75%	7/17/2030	468,145
	RMAT
944,478	Series 2015-PR2(b)	9.85%	11/25/2035	928,935
	Voya Ltd.
500,000	Series 2018-2A(b)(c)	3M US L + 5.25%	7/15/2031	467,348
	Webster Park CLO Ltd.
500,000	Series 2015-1A(b)(c)	3M US L + 5.50%	7/22/2030	472,368
	Wind River CLO, Ltd.
500,000	Series 2018-2A(b)(c)	3M US L + 5.75%	7/15/2030	462,880

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $28,819,679)				28,168,224

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 3.91%(a)
Argentina - 0.43%
150,000	Banco Macro SA	6.75%	11/4/2026	130,501
250,000	Compania General Combust	9.50%	11/7/2021	243,252
250,000	Pampa Energia SA	7.50%	1/24/2027	232,500
250,000	YPF Sociedad Anonima	8.50%	7/28/2025	251,020
				857,273
Austria - 0.13%
250,000	Klabin Austria GMBH	7.00%	4/3/2049	264,700

Bermuda - 0.13%
250,000	Geopark LTD	6.50%	9/21/2024	258,438

See Notes to Financial Statements.

12	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	June 30, 2019

Principal Amount/Description		Rate	Maturity	Value
Brazil - 0.25%
250,000	Banco BTG Pactual	7.75%	2/15/2029	$261,563
250,000	Banco do Brasil	6.25%	4/15/2167	238,563
				500,126
British Virgin Islands - 0.17%
100,000	C10 Capital SPV LTD(c)	3M US L + 5.50%	12/29/2049	99,850
239,500	Star Energy Geothermal	6.75%	4/24/2033	241,821
				341,671
Canada - 0.24%
250,000	Canacol Energy LTD	7.25%	5/3/2025	261,250
231,376	Stoneway Capital Corp.	10.00%	3/1/2027	219,231
				480,481
Cayman Islands - 0.27%
300,000	CSN Islands XII	7.00%	3/23/2167	272,250
250,000	Latam Finance LTD	7.00%	3/1/2026	261,625
				533,875
Chile - 0.13%
250,000	AES Gener SA	7.13%	3/26/2079	267,065

Dominican Republic - 0.13%
250,000	Aeropuertos Dominicanos	6.75%	3/30/2029	263,750

Ireland - 0.13%
250,000	C&W Senior Financing DAC	6.88%	9/15/2027	259,400

Luxembourg - 0.50%
250,000	Gilex Holding Sarl	8.50%	5/2/2023	265,378
200,000	JSL Europe	7.75%	7/26/2024	204,500
250,000	Millicom International Cellular	6.25%	3/25/2029	268,903
250,000	Minerva Luxembourg SA	5.88%	1/19/2028	250,938
				989,719
Mexico - 0.86%
250,000	Banco Mercantil del Norte	7.63%	1/6/2167	256,875
250,000	BBVA Bancomer SA Texas	5.13%	1/18/2033	241,500
243,750	Cometa Energia SA	6.38%	4/24/2035	251,672
250,000	Credito Real Sab De CV	9.13%	5/29/2163	253,940
250,000	Financiera Independencia	8.00%	7/19/2024	227,440
250,000	Grupo Posadas Sab CV	7.88%	6/30/2022	252,188
250,000	Unifin Financiera SA DE	8.88%	7/29/2025	230,628
				1,714,243

See Notes to Financial Statements.

Annual Report | June 30, 2019	13

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	June 30, 2019

Principal Amount/Description		Rate	Maturity	Value
Netherlands - 0.27%
250,000	Petrobras Global Finance	6.90%	3/19/2049	$266,750
250,000	VTR Finance BV	6.88%	1/15/2024	259,688
				526,438
Spain - 0.14%
250,000	AI Candelaria Spain SLU(b)	7.50%	12/15/2028	275,625

United Kingdom - 0.13%
250,000	Vedanta Resources(b)	9.25%	4/23/2026	254,321

TOTAL FOREIGN CORPORATE BONDS
(Cost $7,553,094)				7,787,125

Principal Amount/Description		Rate	Maturity	Value
U.S. CORPORATE BONDS - 0.39% (a)
Exploration & Production - 0.12%
250,000	Gran Tierra Energy Inc.(b)	7.75%	5/23/2027	246,375

Food & Beverage - 0.13%
250,000	NBM US Holdings Inc.(b)	7.00%	5/14/2026	263,813

Metals & Mining - 0.14%
300,000	Freeport McMoran Inc.	5.45%	3/15/2043	276,000

TOTAL U.S. CORPORATE BONDS
(Cost $758,601)				786,188

Principal Amount/Description		Rate	Maturity	Value
FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.13% (a)
Dominican Republic - 0.13%
250,000	Dominican Republic(b)	6.40%	6/5/2049	262,190

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $254,247)				262,190

See Notes to Financial Statements.

14	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	June 30, 2019

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 49.92%(a)
	Atrium Hotel Portfolio Trust
433,000	Series 2018-ATRM(b)(c)	1M US L + 3.40%	6/15/2035	$436,956
	Banc of America Funding Corporation
2,322,302	Series 2006-D(c)	3.62%	5/20/2036	2,077,412
	Banc of America Merrill Lynch Large Loan Trust
730,000	Series 2018-AHT D(b)(c)	1M US L + 2.50%	3/15/2034	731,701
	Banc of America Mortgage Securities Inc.
2,433,217	Series 2007-3	6.00%	9/25/2037	2,383,164
	The Bancorp Commercial Mortgage Trust
631,000	Series 2019-CRE5(b)(c)	1M US L + 2.35%	3/17/2036	631,643
	Barclays Commercial Mortgage Securities Trust
682,000	Series 2018-CBM(b)(c)	1M US L + 3.15%	7/15/2037	690,495
	BB-UBS Trust
500,000	Series 2012 - TFT(b)(c)	3.68%	6/7/2030	481,377
	Bear Stearns Adjustable Rate Mortgage Trust
1,581,824	Series 2006-2(c)	4.29%	7/25/2036	1,504,981
	Bear Stearns Alt-A Trust
2,048,346	Series 2005-10(c)	4.22%	1/25/2036	1,923,303
	Braemar Hotels & Resorts Trust
402,000	Series 2018-PRME F(b)(c)	1M US L + 2.90%	6/15/2035	403,825
	BX Trust
321,000	Series 2019-IMC D(b)(c)	1M US L + 1.90%	4/17/2034	322,406
	Carbon Capital VI Commercial Mortgage
316,000	Series 2019-FL2(b)(c)	1M US L + 2.85%	11/18/2021	316,694
	Chase Mortgage Finance Corporation
3,705,015	Series 2007-S4(c)	1M US L + 0.60%	6/25/2037	1,866,406
	ChaseFlex Trust
2,974,197	Series 2007-1	6.50%	2/25/2037	1,788,504
	Citigroup Commercial Mortgage Trust
319,000	Series 2018-TBR F(b)(c)	1M US L + 3.65%	12/15/2036	321,884

See Notes to Financial Statements.

Annual Report | June 30, 2019	15

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	June 30, 2019

Principal Amount/Description		Rate	Maturity	Value
	Citigroup Mortgage Loan Trust Inc.
196,000	Series 2015-GC27 D(b)(c)	4.57%	2/12/2048	$182,950
2,069,511	Series 2005-5(c)	4.28%	10/25/2035	1,574,621
1,302,553	Series 2007-AR5(c)	4.74%	4/25/2037	1,251,861
256,000	Series 2016-GC36 D(b)	2.85%	2/10/2049	217,073
	Commercial Mortgage Trust
500,000	Series 2012-CR4(b)(c)	4.72%	10/17/2045	201,000
319,000	Series 2013-LC13(b)(c)	5.45%	8/10/2046	325,054
878,000	Series 2018-HCLV(b)(c)	1M US L + 2.18%	9/15/2033	878,743
	Countrywide Alternative Loan Trust
1,000,182	Series 2005-48T1	5.50%	11/25/2035	870,764
1,060,767	Series 2005-63(c)	4.10%	12/25/2035	975,271
3,392,575	Series 2005-64CB	5.50%	12/25/2035	2,996,777
1,366,410	Series 2006-26CB	6.50%	9/25/2036	1,107,793
2,961,076	Series 2007-14T2	6.00%	7/25/2037	2,113,400
2,937,978	Series 2007-2CB	5.75%	3/25/2037	2,517,090
2,460,689	Series 2007-16CB	6.25%	8/25/2037	2,051,973
	Countrywide Home Loans
2,329,835	Series 2005-HYB1(c)(d)	1M US L + 0.60%	3/25/2035	2,231,347
2,794,011	Series 2007-9	5.75%	7/25/2037	2,361,460
2,362,176	Series 2007-HYB1(c)	3.57%	3/25/2037	2,224,242
	Credit Suisse First Boston Mortgage Securities Corp.
1,617,813	Series 2005-9	5.50%	10/25/2035	1,440,241
	Credit Suisse Mortgage Trust
2,254,575	Series 2006-7	6.75%	8/25/2036	1,950,669
2,203,529	Series 2007-1	6.00%	2/25/2037	1,953,670
	First Horizon Alternative Mortgage Securities Trust
860,779	Series 2005-AA8(c)	4.04%	10/25/2035	797,676
	FREMF Mortgage Trust
5,500,000	Series 2013-K713(b)(f)	0.10%	4/25/2046	3,613
2,500,000	Series 2013-K713 D(b)(e)	0.00%	4/25/2046	2,386,500
218,033	Series 2016-KF22(b)(c)	1M US L + 5.05%	7/25/2023	226,350
	GMAC Commercial Mortgage Securities Inc.
500,000	Series 2004-C3(b)(c)	5.14%	12/10/2041	497,484

See Notes to Financial Statements.

16	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	June 30, 2019

Principal Amount/Description		Rate	Maturity	Value
	GS Mortgage Securities Trust
1,476,000	Series 2014-GC26(b)(c)	4.67%	11/13/2047	$1,272,025
325,000	Series 2018-FBLU(b)(c)	1M US L + 3.25%	11/15/2035	325,126
655,000	Series 2018-TWR(b)(c)	1M US L + 3.92%	7/15/2031	661,376
	Hawaii Hotel Trust
230,000	Series 2019-MAUI F(b)(c)	1M US L + 2.75%	5/17/2038	228,557
	Hospitality Mortgage Trust
230,000	Series 2019-HIT G(b)(c)	1M US L + 3.90%	11/17/2036	230,863
	IndyMac INDX Mortgage Loan Trust
1,518,883	Series 04-AR4(c)	4.38%	8/25/2034	1,519,250
3,061,157	Series 2007-FLX6(c)(d)	1M US L + 0.25%	9/25/2037	3,048,143
	JP Morgan Chase Commercial Mortgage Securities Corp.
111,818	Series 2006-LDP9	5.34%	5/15/2047	106,670
18,547	Series 2007-LDPX(c)	5.46%	1/15/2049	18,577
411,000	Series 2011-C3(b)(c)	5.85%	2/16/2046	394,368
500,000	Series 2016-WIKI(b)(c)	4.14%	10/5/2031	504,963
320,000	Series 2019-MFP F	5.38%	7/15/2036	320,800
109,000	Series 2019-UES C(b)	4.34%	5/5/2032	115,282
111,000	Series 2019-UES D(b)(c)	4.60%	5/5/2032	116,502
130,000	Series 2019-UES E(b)(c)	4.60%	5/5/2032	133,553
136,000	Series 2019-UES F(b)(c)	4.60%	5/5/2032	135,602
215,000	Series 2019-UES G(b)(c)	4.60%	5/5/2032	200,575
	JPMBB Commercial Mortgage Securities Trust
9,475,000	Series 2013-C14(b)(c)(f)	1.12%	8/17/2046	364,857
1,000,000	Series 2013-C17(b)(c)	3.87%	1/17/2047	890,709
402,000	Series 2014-C23 E(b)(c)	3.36%	9/17/2047	333,371
632,000	Series 2015-C27(b)(c)	3.98%	2/18/2048	614,209
	Luminent Mortgage Trust
2,217,858	Series 06-3-11A1(c)(d)	1M US L + 0.20%	5/25/2036	2,151,037
1,978,400	Series 06-3-12A1(c)(d)	1M US L + 0.21%	5/25/2036	1,894,399
	Mello Warehouse Securitization Trust
3,000,000	Series 2019-1(b)(c)	1M US L + 5.50%	6/25/2052	3,032,061
	Monarch Beach Report Trust
1,000,000	Series 2018-MBMZ(b)(c)	1M US L + 4.96%	7/16/2035	1,005,829
	Morgan Stanley BAML Trust
119,000	Series 2015-C20(b)	3.07%	2/15/2048	109,119

See Notes to Financial Statements.

Annual Report | June 30, 2019	17

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	June 30, 2019

Principal Amount/Description		Rate	Maturity	Value
	Morgan Stanley Capital Trust
350,000	Series 2018-SUN(b)(c)	1M US L + 3.05%	7/16/2035	$353,567
	MSCCG Trust
555,000	Series 2018-SELF(b)(c)	1M US L + 3.05%	10/15/2037	557,987
	Nomura Asset Acceptance Corporation
2,292,726	Series 2005-AP3	5.19%	8/25/2035	1,488,428
	NYT Mortgage Trust
315,000	Series 2019-NYT(b)(c)	1M US L + 3.00%	12/17/2035	319,318
	One Market Plaza Trust
319,000	Series 2017-1MKT E(b)	4.14%	2/10/2032	325,697
	PR Mortgage Loan Trust
2,483,600	Series 2014-1(b)(c)	5.91%	10/25/2049	2,371,128
	Residential Accredit Loans, Inc.
2,391,537	Series 2007-QA5(c)	6.05%	9/25/2037	2,308,242
	Residential Asset Securitization Trust
2,708,462	Series 2005-A15	5.75%	2/25/2036	1,910,158
2,676,631	Series 2007-A5	6.00%	5/25/2037	2,324,739
	Residential Funding Mortgage Securities I Trust
1,479,207	Series 2005-SA2(c)	4.80%	6/25/2035	1,323,432
3,116,445	Series 2006-S8	6.00%	9/25/2036	2,997,217
	Structured Adjustable Rate Mortgage Loan Trust
1,323,404	Series 2005-22(c)	4.53%	12/25/2035	1,274,102
2,614,816	Series 2007-8(c)	4.30%	9/25/2037	2,542,501
	Structured Asset Mortgage Investments Inc.
758,790	Series 2005-AR7(c)	12M UST + 1.05%	3/25/2046	846,868
	UBS-Barclays Commercial Mortgage Trust
500,000	Series 2013-C5(b)(c)	4.21%	3/12/2046	437,456
	Washington Mutual Mortgage Pass-Through Certificates Trust
1,852,217	Series 2005-8	5.50%	10/25/2035	1,805,216
1,706,311	Series 2006-AR6(c)	3.73%	8/25/2036	1,624,122
1,914,674	Series 2006-AR10(c)	3.85%	8/25/2046	1,876,528
1,439,841	Series 2006-2	6.00%	3/25/2036	1,495,204
2,078,525	Series 2007-HY3(c)	3.94%	3/25/2037	2,025,208

See Notes to Financial Statements.

18	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	June 30, 2019

Principal Amount/Description		Rate	Maturity	Value
	Wells Fargo Commercial Mortgage Trust
332,000	Series 2016-C33(b)	3.12%	3/17/2059	$300,007

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $103,071,546)				99,453,321

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT/AGENCY MORTGAGE BACKED SECURITIES - 23.93%(a)
	Federal Home Loan Mortgage Corporation
4,212,460	Series 3770	4.00%	12/15/2040	4,596,024
203,814	Series 3806(c)(f)(g)	6.45% - 1M US L	12/15/2037	523
6,811,938	Series 3966(c)(f)(g)	5.90% - 1M US L	12/15/2041	897,744
2,418,113	Series 4170(c)(g)	4.05% - 1M US L	1/15/2033	2,300,627
4,598,975	Series 4605	3.00%	8/15/2046	4,404,261
4,825,865	Series 4657	3.00%	2/15/2047	4,771,469
4,347,014	Series 4686	4.00%	3/15/2047	4,678,682
	Federal National Mortgage Association
5,207,238	Series 2011-101(c)(f)(g)	5.90% - 1M US L	10/25/2041	763,152
4,626,433	Series 2011-124(c)(f)(g)	6.50% - 1M US L	12/25/2041	764,495
5,582,344	Series 2012-20(c)(f)(g)	6.45% - 1M US L	3/25/2042	814,007
4,220,818	Series 2013-36	3.00%	4/25/2043	4,262,240
6,000,000	Series 2013-109(e)	0.00%	7/25/2043	4,305,865
2,904,042	Series 2014-38	3.00%	9/25/2043	2,753,386
6,357,067	Series 2014-58	3.00%	9/25/2044	6,337,648
1,130,548	Series 2016-26(c)(g)	7.62% - 1M US L	11/25/2042	1,014,856
	Government National Mortgage Association
17,216,141	Series 2013-155(c)(f)	0.17%	9/16/2053	297,758
4,534,349	Series 2017-17	3.50%	2/20/2047	4,705,884

TOTAL U.S. GOVERNMENT/AGENCY MORTGAGE BACKED SECURITIES
(Cost $45,468,019)				47,668,621

See Notes to Financial Statements.

Annual Report | June 30, 2019	19

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	June 30, 2019

Shares/Description		Value
SHORT-TERM INVESTMENTS 4.35%(a)
Money Market Fund
8,661,531	Fidelity Institutional Government Portfolio (7 Day Yield 2.25%)(h)	$8,661,531

TOTAL SHORT-TERM INVESTMENTS
(Cost $8,661,531)		8,661,531

TOTAL INVESTMENTS - 136.87%		272,666,561
(Cost $273,117,756)
LIABILITIES IN EXCESS OF OTHER ASSETS (36.87)%		(73,453,552)
NET ASSETS - 100.00%		$199,213,009

Investment Abbreviations:

Libor - London Interbank Offered Rate

Libor Rates:

1M US L - 1 Month LIBOR as of June 30, 2019 was 2.40%

3M US L - 1 Month LIBOR as of June 30, 2019 was 2.32%

6M US L - 1 Month LIBOR as of June 30, 2019 was 2.20%

(a)

All or a portion of the security has been pledged as collateral in connection with an open credit agreement. At June 30, 2019, the value of securities pledged amounted to $272,666,561, which represents approximately 136.87% of net assets.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Directors and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $60,736,696 which represents approximately 30.49% of net assets as of June 30, 2019.

(c)

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Step-up bond. The interest rate shown is the rate in effect as of June 30, 2019.

(e)	Denotes zero-coupon bond.

(f)	Interest only security.

(g)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(h)	Seven-day yield as of June 30, 2019.

See Notes to Financial Statements.

20	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Statement of Assets and Liabilities	June 30, 2019

ASSETS:
Investment in securities:
At cost	$273,117,756
At value	$272,666,561
Interest receivable	1,141,033
Dividends receivable	391,367
Receivable for fund investments sold	63,619
Cash	34,074
Prepaid expenses and other assets	4,325
Total Assets	274,300,979

LIABILITIES:
Payable for fund investments purchased	1,009,967
Facility loan payable	73,500,000
Interest payable on facility loan	44,620
Payable for distributions	89,273
Payable to Adviser	223,760
Payable to Chief Compliance Officer	1,146
Payable for fund accounting, administration and transfer agent fees	150,219
Payable for audit fees	30,892
Payable for custodian fees	6,737
Other accrued expenses	31,356
Total Liabilities	75,087,970
Net Assets	$199,213,009

NET ASSETS CONSIST OF:
Paid-in capital	202,703,460
Total distributable earnings	(3,490,451)
Net Assets	$199,213,009

PRICING OF SHARES:
Shares of common stock outstanding (50,000,000 shares authorized, $0.0001 par value)	11,013,787
Net Asset Value Per Share	$18.09

See Notes to Financial Statements.

Annual Report | June 30, 2019	21

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Statement of Operations	For the Year Ended June 30, 2019

INVESTMENT INCOME:
Interest income	$12,860,687
Dividend income	3,726,025
Total Investment Income	16,586,712

EXPENSES:
Investment Adviser fee	2,726,026
Interest expense on facility loan	2,466,859
Fund accounting, administration and transfer agent fees	599,891
Director expenses	112,720
Printing expenses	95,116
Facility loan fees	76,040
Legal expenses	56,475
Registration expenses	45,253
Chief Compliance Officer fee	42,183
Audit expenses	30,999
Custodian expenses	28,890
Insurance fees	4,573
Other expenses	1,086
Total Expenses	6,286,111
Net Investment Income	10,300,601

REALIZED AND UNREALIZED GAIN:
Net realized gain on:
Investments	204,255
Net change in unrealized depreciation on:
Investments	4,172,754
Net Realized and Unrealized Gain on Investments	$4,377,009
Net Increase in Net Assets Resulting from Operations	$14,677,610

See Notes to Financial Statements.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Statements of Changes in Net Assets

	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
NET INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$10,300,601	$11,680,633
Net realized gain on investments and long-term capital gains from other investment companies	204,255	1,689,455
Net change in unrealized appreciation/(depreciation) on investments	4,172,754	(8,744,049)
Net increase/(decrease) in net assets resulting from operations	14,677,610	4,626,039

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(12,942,505)	(15,396,536	)(a)
From tax return of capital	(9,082,869)	(3,437,041)
Net decrease in net assets from distributions to shareholders	(22,025,374)	(18,833,577)
Net Decrease in Net Assets	(7,347,764)	(14,207,538)

NET ASSETS:
Beginning of year	206,560,773	220,768,311
End of year	$199,213,009	206,560,773	(b)

SHARE TRANSACTIONS:
Shares sold	—	—
Shares issued in reinvestment of distributions	—	—
Beginning of year	11,013,787	11,013,787
End of year	11,013,787	11,013,787

(a)	Includes net realized gain distributions of $949,389, and distributions from net investment income of $14,447,147.

(b)	Including accumulated undistributed net investment income of $0.

See Notes to Financial Statements.

Annual Report | June 30, 2019	23

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Statement of Cash Flows	For the Year Ended June 30, 2019

CASH FLOWS PROVIDED BY OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$14,677,610
Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of long term investments	(72,427,481)
Proceeds from sale of long term investments	77,207,021
Net sales of short-term investments	10,393,984
Net accretion of premiums/discounts	(2,295,197)
Net realized gain on investments	(204,255)
Net change in unrealized depreciation on investments	(4,172,754)
Return of capital from other investment companies	686,599
Net realized paydown gain	(1,482,820)
Interest-only bond amortization	996,060
(Increase) and decrease in:
Interest and dividends receivable	(393,367)
Prepaid expenses and other assets	15,829
Receivable for fund investments sold	(20,132)
Increase and (decrease) in:
Payable for fund investments purchased	(990,033)
Payable to Adviser	(6,785)
Payable to Chief Compliance Officer	(1,437)
Interest payable on facility loan	(8,729)
Other accrued expenses	14,803
Payable for fund accounting, administration and transfer agent fees	52,645
Payable for custodian fees	2,698
Other accrued expenses	(1)
Net cash provided by operating activities	22,044,258

CASH FLOWS USED IN FINANCING ACTIVITIES
Cash dividends paid to common stockholders	(22,010,184)
Net cash used in financing activities	(22,010,184)

NET CHANGE IN CASH	34,074
Cash at beginning of year	—
Cash at end of year	$34,074

SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH INFORMATION
Payable for distributions	$89,273
Cash paid for interest on facility loan	2,551,629

See Notes to Financial Statements.

24	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Financial Highlights

	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018		For the Period Ended June 30, 2017(a)
Net asset value - beginning of period	$18.75	$20.04		$19.60
Income/(Loss) from investment operations:
Net investment income(b)	0.94	1.06		0.94
Net realized and unrealized gain/(loss) on investments	0.40	(0.64)		0.46
Total income/(loss) from investment operations	1.34	0.42		1.40

Less distributions:
From net investment income	(1.18)	(1.40	)(c)	(0.92)
From tax return of capital	(0.82)	(0.31)
Total distributions	(2.00)	(1.71)		(0.92)
Offering costs on issuance of common stock	—	—		(0.04)
Net increase/(decrease) in net asset value	(0.66)	(1.29)		0.44
Net asset value - end of period	$18.09	$18.75		$20.04
Per common share market value - end of period	$17.06	$17.69		$19.54

Total return based on net asset value(d)	7.78%	2.12%		7.10	%(e)

Total return based on market value(d)	8.50%	(0.65)%		2.50	%(e)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$199,213	$206,561		220,768
Ratio of expenses to average net assets(f)(g)	3.16%	2.67%		2.14	%(h)
Ratio of net investment income to average net assets(b)	5.17%	5.42%		5.28	%(h)
Portfolio turnover rate	27%	23%		35	%(e)
Facility loan payable (in thousands)	$73,500	$73,500		$71,500
Asset coverage per $1,000 of facility loan payable(i)	$3,711	$3,811		$4,090

(a)	Commenced operations on September 28, 2016.
(b)

Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying closed-end funds in which the Fund invests. The ratio does not include net investment income of the closed-end funds in which the Fund invests.

(c)	Includes net realized gain distributions of (0.09).
(d)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. The net asset value and market price returns will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period. Total return based on market value does not reflect sales load.

(e)	Not annualized.
(f)

Includes interest expenses of 1.23% for the year ended June 30, 2019, 0.87% for the year ended June 30, 2018 and 0.46%(e) for the period from September 28, 2016 (commencement of operations) through June 30, 2017.

See Notes to Financial Statements.

Annual Report | June 30, 2019	25

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Financial Highlights

(g)	Does not include expenses of the closed-end funds in which the Fund invests.
(h)	Annualized.
(i)

Calculated by subtracting the Fund’s total liabilities (excluding the facility loan and accumulated unpaid interest on facility loan) from the Fund’s total assets and dividing by the outstanding facility loan balance.

See Notes to Financial Statements.

26	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	June 30, 2019

1. ORGANIZATION

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the “Fund”) is a closed-end management investment company that was organized as a Maryland corporation on June 22, 2016, and commenced investment operations on September 28, 2016. The investment adviser to the Fund is RiverNorth Capital Management, LLC (the “Adviser”). The Fund’s sub-adviser is DoubleLine Capital, LP (“Sub-Adviser”). The Fund is a diversified investment company with an investment objective to seek current income and overall total return.

The Fund seeks to achieve its investment objective by allocating its Managed Assets among two principal strategies; under normal market conditions, the Fund may allocate between 10% and 35% of its Managed Assets to the Tactical Closed-End Fund Income Strategy and 65% to 90% of its Managed Assets to the Opportunistic Income Strategy. The Adviser will determine the portion of the Fund’s Managed Assets to allocate to each strategy and may, from time to time, adjust the allocations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures and disclosure of contingent assets and liabilities in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies as codified in Accounting Standards Codification (“ASC”) 946 – Investment Companies.

Security Valuation: The Fund’s assets and other financial instruments are generally valued at their market value using market quotations. If a market quotation is unavailable, a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Related Income: The Fund follows industry practice and records security transactions on the trade date basis. The specific identification cost basis method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Fund and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Interest only stripped mortgage-backed securities (IO strips) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO strip; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Annual Report | June 30, 2019	27

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	June 30, 2019

Other: The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Share Valuation: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (“the Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by dividing the value of all of the securities and other assets of the Fund, less the liabilities (including accrued expenses and indebtedness), by the total number of common shares outstanding.

Federal Income Taxes: The Fund has been treated as, and intends to qualify each year for special tax treatment afforded to, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”). In order to qualify as a RIC, the Fund must, among other things, satisfy income, asset diversification and distribution requirements. As long as it so qualifies, the Fund will not be subject to U.S. federal income tax to the extent that it distributes annually its investment company taxable income and its “net capital gain”. If the Fund retains any investment company taxable income or net capital gain, it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates. In addition, if the Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all of its income and gains at regular corporate tax rates.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or NAV per share of the Fund.

The Fund maintains a level distribution policy. The Fund distributes to shareholders regular monthly cash distributions of its net investment income. In addition, the Fund distributes its net realized capital gains, if any, at least annually.

At times, to maintain a stable level of distributions, the Fund may pay out less than all of its net investment income or pay out accumulated undistributed income, or return capital, in addition to current net investment income. Any distribution that is treated as a return of capital generally will reduce a shareholder’s basis in his or her shares, which may increase the capital gain or reduce the capital loss realized upon the sale of such shares. Any amounts received in excess of a shareholder’s basis are generally treated as capital gain, assuming the shares are held as capital assets.

28	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	June 30, 2019

The Board of Directors (“Board”) approved the implementation of the level distribution policy to make monthly cash distributions to common shareholders, stated in terms of a rate equal to 12.5% of the average of the Fund’s NAV per share for the final five trading days of 2018, which amounted to $17.60. The Fund makes monthly distributions to common shareholders set at a level monthly rate of $0.18 per common share.

Previously the Board approved the adoption of a managed distribution plan in accordance with a Section 19(b) exemptive order whereby the Fund made monthly distributions to common shareholders set at a fixed monthly rate of $0.15 per common share.

The amount of the Fund’s distributions pursuant to the managed distribution plan are not related to the Fund’s performance and, therefore, investors should not make any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s managed distribution plan. The Board may amend, suspend or terminate the managed distribution plan at any time without notice to shareholders.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. This includes assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Annual Report | June 30, 2019	29

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	June 30, 2019

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds and business development company notes, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its mean price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, U.S. Government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, bank loans, and collateralized loan obligations are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. Bank loans are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Short-term investments in fixed income securities, excluding money market funds, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Fund’s good faith pricing guidelines, the Adviser, Sub-Adviser, or Valuation Committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or Valuation Committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted

30	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	June 30, 2019

if, in the Adviser’s, Sub-Adviser’s, or the Valuation Committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser, Sub-Adviser or Valuation Committee is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Fund invests in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at June 30, 2019 involving the Fund’s assets:

	Valuation Inputs
Investments in Securities at Value*	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Asset Backed Obligations	$—	$10,500,430	$—	$10,500,430
Bank Loans	—	10,873,134	—	10,873,134
Business Development Company Notes	13,979,776	—	—	13,979,776
Closed-End Funds	44,526,021	—	—	44,526,021
Collateralized Loan Obligations	—	28,168,224	—	28,168,224
Foreign Corporate Bonds	—	7,787,125	—	7,787,125
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	—	262,190	—	262,190
Non-Agency Collateralized Mortgage Obligations	—	99,453,321	—	99,453,321
U.S. Corporate Bonds	—	786,188	—	786,188
U.S. Government/Agency Mortgage Backed Securities	—	47,668,621	—	47,668,621
Short-Term Investments	8,661,531	—	—	8,661,531
Total	$67,167,328	$205,499,233	$—	$272,666,561

*	Refer to the Fund’s Schedule of Investments for a listing of securities by type.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser serves as the investment adviser to the Fund. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s

Annual Report | June 30, 2019	31

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	June 30, 2019

investment objectives and policies. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily managed assets of the Fund. Managed assets are defined as the total assets of the Fund, including assets attributable to leverage, minus liabilities.

DoubleLine Capital, LP is the investment sub-adviser to the Fund. Under the terms of the sub-advisory agreement, the Sub-Adviser, subject to the supervision of the Adviser and the Board, provides or arranges to be provided to the Fund such investment advice as deemed advisable and will furnish or arrange to be furnished a continuous investment program for the portion of assets managed in the Fund consistent with the Fund’s investment objective and policies. As compensation for its sub-advisory services, the Adviser is obligated to pay the Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of 0.50% of the average daily managed assets of the Fund.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) provides the Fund with fund administration and fund accounting services. Fund Services also serves as transfer, dividend paying and shareholder servicing agent for the Fund (“Transfer Agent”). As compensation for its services to the Fund, Fund Services receives an annual fee based on the Fund’s average daily managed assets, subject to certain minimums.

Officers of the Fund and Directors who are “interested persons” of the Fund or the Adviser receive no salary or fees from the Fund, except the Chief Compliance Officer. Each Director who is not an “interested person” receive a fee of $16,500 per year plus $1,500 per meeting attended. In addition, the lead Independent Director receives $250 annually, the Chair of the Audit Committee receives $500 annually, and the Chair of the Nominating and Corporate Governance Committee receives $250 annually. The Fund reimburses each Director and Officer for his or her travel and other expenses relating to the attendance at such meetings. Certain officers and/or interested directors of the Fund are also officers of the Adviser.

The Adviser provides a Chief Compliance Officer to the Fund. For the period from July 1, 2018 through June 30, 2019, the Fund incurred expenses of $42,183 for these services. Of that amount, the Fund owed the Adviser $1,146 for such expenses as of June 30, 2019.

5. FEDERAL INCOME TAXES

It is the Fund’s policy to meet the requirements of the IRC applicable to regulated investment companies, and to distribute all of their taxable net income to their shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

32	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	June 30, 2019

The tax character of distributions paid by the Fund during the fiscal years ended June 30, 2018 and June 30, 2019, were as follows:

Fiscal Year Ended	Ordinary Income	Net Long Term Capital Gains	Return of Capital	Total
June 30, 2018	$15,389,348	$7,188	$3,437,041	$18,833,577
June 30, 2019	12,942,505	—	9,082,869	22,025,374

Components of Distributable Earnings on a Tax Basis: The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets reported under GAAP. Accordingly, for the year ended June 30, 2019, certain differences were reclassified. These differences were primarily due to book/tax distribution differences and to the different tax treatment of certain other investments; the amounts reclassified did not affect net assets. The reclassifications were as follows:

Paid-in Capital	Total Distributable Earnings
$(226,649)	$226,649

At June 30, 2019, the components of distributable earnings on a tax basis for the Fund was as follows:

Undistributed Ordinary Income	Undistributed Long Term Gain/(Loss)	Net Unrealized Appreciation/ (Depreciation)	Other Accumulated Gain/(Loss)	Total
$—	$—	$(544,237)	$(2,946,214)	$(3,490,451)

Unrealized Appreciation and Depreciation on Investments: As of June 30, 2019, net unrealized appreciation (depreciation) of investments based on federal tax costs was as follows:

Gross Appreciation (excess of value over tax)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
$7,799,831	$8,344,068	$(544,237)	$273,210,797

The difference between book and tax basis unrealized appreciation/(depreciation) for the Fund is attributable to wash sales.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. No income tax returns are currently under examination. All tax years since commencement of operations remain subject to examination by the tax authorities in the United States. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Annual Report | June 30, 2019	33

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	June 30, 2019

Capital Losses: As of June 30, 2019, the Fund had capital loss carryforwards which may reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the IRC and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax pursuant to the IRC. The capital loss carryforwards may be carried forward indefinitely. Capital losses carried forward for the year ended June 30, 2019, were as follows:

Non-Expiring Short-Term	Non-Expiring Long-Term
$—	$2,946,214

6. INVESTMENT TRANSACTIONS

Investment transactions for the period from July 1, 2018 through June 30, 2019, excluding short-term investments, were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$72,427,481	$77,206,974

7. REVOLVING CREDIT FACILITY

The Fund may borrow money and/or issue preferred stock, notes or debt securities for investment purposes. These practices are known as leveraging. The Fund may use leverage through borrowings or the issuance of preferred stock, in an aggregate amount of up to 33 1/3% of the Fund’s Total Assets immediately after such borrowings or issuance.

On December 16, 2016, the Fund entered into a $75,000,000 secured, revolving, evergreen credit facility with U.S. Bank National Association (“U.S. Bank”). The credit facility has a variable annual interest rate equal to one-month LIBOR plus 0.95 percent. The credit facility will accrue a commitment fee equal to an annual rate of 0.10 percent on $75,000,000.

The average principal balance and interest rate for the period during which the credit facility was utilized from July 1, 2018 through June 30, 2019 was approximately $73,500,000 and 3.31 percent, respectively. At June 30, 2019, the principal balance outstanding was $73,500,000 at an interest rate of 3.39 percent. For each day in the period from July 1, 2018 through June 30, 2019, the Fund reached its maximum amount outstanding of $73,500,000 on July 1, 2018. Securities that have been pledged as collateral for the borrowings are indicated in the Schedule of Investments.

8. INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and Directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

34	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	June 30, 2019

9. CAPITAL SHARE TRANSACTIONS

The Fund’s authorized capital stock consists of 50,000,000 shares of common stock, $0.0001 par value per share, all of which is initially classified as common shares. Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of stockholders in each year.

The Fund has issued and outstanding 11,013,787 shares for the year ended June 30, 2019.

Additional shares of the Fund may be issued under certain circumstances, including pursuant to the Fund’s Automatic Dividend Reinvestment Plan, as defined within the Fund’s organizational documents. Additional information concerning the Automatic Dividend Reinvestment Plan is included within this report.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management has adopted this guidance for the current reporting period.

In March 2017, the FASB issued ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which amends the amortization period for certain purchased callable debt securities. Under ASU 2017-08, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. ASU 2017-08 will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the fund.

In addition, in August 2018, the Securities and Exchange Commission (“Commission”) issued Final Rule Release No. 33-10532, Disclosure Update and Simplification, which in part amends certain financial statement disclosure requirements of Regulation S-X that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) were amended to require presentation of the total, rather than the components of net assets, of distributable earnings on the balance sheet. Consistent with GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (Statement of Changes in Net Assets) omit the requirement to separately state the sources of distributions paid as well as omit the requirement to parenthetically state the book basis amount of undistributed net investment income. Instead, consistent with GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The requirements of the Final Rule Release are effective November 5, 2018.

Annual Report | June 30, 2019	35

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	June 30, 2019

11. SUBSEQUENT EVENTS

On July 31, 2019, the Fund paid a distribution in the amount of approximately $0.18 per share, for a total of $2,018,827.

The Fund has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

36	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Report of Independent Registered Public Accounting Firm	June 30, 2019

To the Shareholders and Board of Directors of
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the “Fund”) as of June 30, 2019, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the three periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2019, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian, agent banks, and brokers, or by other appropriate auditing procedures where replies from agent banks or brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of RiverNorth Capital Management, LLC’s investment companies since 2006.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 29, 2019

Annual Report | June 30, 2019	37

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Additional Information	June 30, 2019 (Unaudited)

PROXY VOTING POLICY

The Board of Directors of the Fund has delegated the voting of proxies for Fund securities to the Adviser pursuant to the Adviser’s proxy voting policies and procedures. Under these policies and procedures, the Adviser will vote proxies related to Fund securities in the best interest of the Fund and its shareholders.

A description of the Fund’s proxy voting policies and procedures is available (1) without charge, upon request, by calling 888-848-7569, (2) on the Fund’s website at http://rivernorth.com/closed-end-funds/opp, or on the SEC’s website at http://sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ended June 30 is available on the SEC’s website at http://sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Part F of Form N-PORT. The Fund’s first and third quarters end on March 31 and September 30. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-PORT (and its predecessor Form, Form N-Q) are available on the SEC’s website at www.sec.gov.

CERTIFICATIONS

The Fund’s President submitted to the New York Stock Exchange the initial CEO/CFO certification as required by Section 303A.12(a) of the NYSE listed Fund Manual.

TAX INFORMATION

Of the distributions paid by the Fund from ordinary income for the year ended June 30, 2019, the following percentages met the requirements to be treated as qualifying for the corporate dividends received deduction and qualified dividend income:

Dividends Received Deduction	Qualified Dividend Income
0.55%	0.67%

In addition, the Fund designated 68.21% of its taxable ordinary income distributions as interest related dividends under IRC §871(k)(1)(C), and 0.00% of its taxable ordinary income distributions as short-term capital gain distributions under IRC §871(k)(2)(C),

DIVIDEND REINVESTMENT PLAN

The Fund has a dividend reinvestment plan (the “Plan”) commonly referred to as an “opt out” plan. Each Common Shareholder who participates in the Plan will have all distributions of dividends and capital gains automatically reinvested in additional Common Shares. The automatic reinvestment of dividends and distributions in Common Shares will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends and distributions, even though such participants have not received any cash with which to pay the resulting tax.

38	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Additional Information	June 30, 2019 (Unaudited)

Common Shareholders who elect not to participate in the Plan will receive all distributions in cash. All correspondence or questions concerning the Plan, including how a Common Shareholder may opt out of the Plan, should be directed to U.S. Bancorp Fund Services, LLC, (855) 862-6092, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Plan Administrator”). Beneficial owners of Common Shares who hold their Common Shares in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in, or opt out of, the Plan.

PRIVACY POLICY

The Fund is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. The Fund has in effect the following policy with respect to nonpublic personal information about its customers:

●	Only such information received from you, through application forms or otherwise, and information about your Fund transactions will be collected.

●	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

●	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

●

The Fund does not currently obtain consumer information. If the Fund were to obtain consumer information at any time in the future, it would employ appropriate procedural safeguards that comply with federal standards to protect against unauthorized access to and properly dispose of consumer information. For more information about the Fund’s privacy policies call (855) 830 1222 (toll free).

Annual Report | June 30, 2019	39

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Independent Directors	June 30, 2019

Name, Address[1] and Year of Birth	Position(s) Held with Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director During Past 5 Years
John K. Carter (1961)	Director	Initial term expires in 2021. Has served since 2019.	Partner, Law Office of John K. Carter, P.A. dba Carter Reymann Law, P.A. (a general practice and corporate law firm)(2015 to present); Managing Partner, Global Recruiters of St. Petersburg (a financial services consulting and recruiting firm) (2012 to 2015).	8

Carillon Mutual Funds (12 funds) (2016 to present); RiverNorth Marketplace Lending Corporation (1 fund) (2016 to present); RiverNorth Funds (3 funds) (2013 to present); RiverNorth Opportunities Fund, Inc. (1 fund)(2013 to present); RiverNorth Opportunistic Municipal Income Fund, Inc. (1 fund) (2018 to present).

John S. Oakes (1943)	Director	Initial term expires in 2021. Has served since 2019.	Principal, Financial Search and Consulting (a recruiting and consulting firm) (2013 to 2017).	8

RiverNorth Marketplace Lending Corporation (1 fund) (2016 to present); RiverNorth Funds (3 funds) (2010 to present); RiverNorth Opportunities Fund, Inc. (1 fund)(2013 to present); RiverNorth Opportunistic Municipal Income Fund, Inc. (1 fund) (2018 to present).

40	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Independent Directors	June 30, 2019

Name, Address[1] and Year of Birth	Position(s) Held with Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director During Past 5 Years
J. Wayne Hutchens (1944)	Director	Initial term expires in 2022. Has served since 2019.	Mr. Hutchens is currently retired. Mr. Hutchens is Trustee of the Denver Museum of Nature and Science (2000 to present), Director of AMG National Trust Bank (June 2012 to present) and Trustee of Children’s Hospital Colorado (May 2012 to present). Prior to these positions, Mr. Hutchens spent 29 years in the banking industry, retiring as Chariman of Chase Bank Colorado.	3	ALPS Series Trust (9 funds) (2012 to present); RiverNorth Opportunities Fund, Inc. (1 fund)(2013 to present); RiverNorth Opportunistic Municipal Income Fund, Inc. (1 fund) (2018 to present).
David M. Swanson (1957)	Director	Initial term expires in 2022. Has served since 2019.	Founder & Managing Partner of SwanDog Strategic Marketing since 2006.	3

Managed Portfolio Series (37 funds) (2011 to present); Trustee, ALPS Variable Investment Trust (7 funds) (2006 to present); RiverNorth Opportunities Fund, Inc. (1 fund)(2013 to present); RiverNorth Opportunistic Municipal Income Fund, Inc. (1 fund) (2018 to present).

[1]	The mailing address of each Director is 325 N. LaSalle Street, Suite 645, Chicago, IL 60654.

[2]

The “Fund Complex” consists of the RiverNorth Core Opportunity Fund, the RiverNorth/DoubleLine Strategic Income Fund and the RiverNorth/Oaktree High Income Fund, each a series of RiverNorth Funds Trust, RiverNorth Opportunities Fund, Inc., RiverNorth/DoubleLine Strategic Opportunity Fund, Inc., RiverNorth Marketplace Lending Corporation and RiverNorth Opportunistic Municipal Income Fund, Inc.

Annual Report | June 30, 2019	41

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Interested Director and Officers	June 30, 2019

Name, Address[1] and Year of Birth	Position(s) Held with Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director During Past 5 Years
Patrick W. Galley(3) (1975)	Director, Chairman and President	Initial term expires in 2020. Has served since 2019.	Chief Investment Officer, RiverNorth Capital Management, LLC. (2004 to present).	7

RiverNorth Marketplace Lending Corporation (1 fund) (2016 to present); RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (1 fund) (2016 to present); RiverNorth Funds (3 funds) (2006 to present); RiverNorth Opportunities Fund, Inc. (1 fund)(2013 to present); RiverNorth Opportunistic Municipal Income Fund, Inc. (1 fund) (2018 to present).

Jerry Raio(4) (1965)	Director	Initial term expires in 2020. Has served since 2019.	Managing Director - Head of Retail Origination, Wells Fargo (2005 to 2018).	4	RiverNorth Opportunistic Municipal Income Fund, Inc. (1 fund) (2018 to present); RiverNorth Marketplace Lending Corporation (2018 to present)(1 fund).
Officers
Jonathan M. Mohrhardt (1974)	Chief Financial Officer and Treasurer	Has served since 2019.	Chief Compliance Officer, Chief Operating Officer, RiverNorth Capital Management LLC (2011 to present) and President, Chief Executive Officer and Chief Compliance Officer.	N/A	Board of Managers RiverNorth Capital Management, LLC (2010 to present); Board of Directors RiverNorth Holdings, Co. (2010 to present).

42	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Interested Director and Officers	June 30, 2019

Name, Address[1] and Year of Birth	Position(s) Held with Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director During Past 5 Years
Marcus L. Collins (1968)	Chief Compliance Officer and Secretary	Has served since 2019.	General Counsel, RiverNorth Capital Management, LLC (2012 to present), Chief Compliance Officer, RiverNorth Capital Management, LLC (2012 to present).	N/A	N/A
Angela Ter Maat (1981) c/o US Bancorp Fund Services LLC, dba U.S. Bank Global Fund Services 777 East Wisconsin Ave. Milwaukee, WI 53202	Assistant Secretary	Indefinite/August 2016 to Present	Vice President, US Bancorp Fund Services LLC,dba U.S. Bank Global Fund Services (2004 to present).	N/A	N/A

[1]	The mailing address of each Director and officer, unless otherwise noted, is 325 N. LaSalle Street, Suite 645, Chicago, IL 60654.

[2]

The “Fund Complex” consists of the RiverNorth Core Opportunity Fund, the RiverNorth/DoubleLine Strategic Income Fund and the RiverNorth/Oaktree High Income Fund, each a series of RiverNorth Funds Trust, RiverNorth Opportunities Fund, Inc., RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. and RiverNorth Marketplace Lending Corporation, and the RiverNorth Opportunistic Municipal Income Fund, Inc.

[3]	Patrick W. Galley is considered an “Interested” Director as defined in the 1940 Act, because he is an officer of the Company and Chief Investment Officer of the Fund’s investment adviser.

Annual Report | June 30, 2019	43

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Board of Directors

Patrick W. Galley, CFA, Chairman
John K. Carter
John S. Oakes
J. Wayne Hutchens
David M. Swanson
Jerry R. Raio

Investment Adviser

RiverNorth Capital Management, LLC

Sub Adviser

DoubleLine Capital, LP

Fund Administrator

U.S. Bank Global Fund Services

Transfer Agent and
Dividend Disbursing Agent

U.S. Bank Global Fund Services

Custodian

U.S. Bank, National Association

Independent Registered
Public Accounting Firm

Cohen & Company, Ltd.

RiverNorth Capital Management, LLC
325 N. LaSalle Street, Suite 645
Chicago, IL 60654
rivernorth.com

This report is provided for the general information of the shareholders of RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code of ethics to an appropriate person or persons identified in the code of ethics; and

(5) Accountability for adherence to the code of ethics.

(c) Amendments: During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d) Waivers: During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e) Posting: We do not intend to post the code of ethics for the Officers or any amendments or waivers on a website.

(f) Availability: The code of ethics for the Officers can be obtained, free of charge by calling the toll free number for the appropriate Fund.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. J. Wayne Hutchens is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for that fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Year Ended 6/30/2019	Year Ended 6/30/2018
Audit Fees	$26,000	$26,000
Audit-Related Fees	$ -	$ -
Tax Fees	$5,000	$5,000
All Other Fees	$ -	$ -

The Audit Committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Fund Audit Services applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Year Ended 6/30/2019	Year Ended 6/30/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The Audit Committee has considered whether the provision of non-audit services billed to the Adviser were compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	Year Ended 6/30/2019	Year Ended 6/30/2018
Registrant	$-	$-
Registrant’s Investment Adviser	$-	$-

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: John K. Carter, J. Wayne Hutchens, John S. Oakes and David M. Swanson.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Board of Directors of the Fund has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Adviser or Subadviser. The Adviser or Subadviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser or Subadviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund’s shareholders, and those of the Adviser or Subadviser or an affiliated person of the Adviser or Subadviser. In such a case, the Adviser or Subadviser will abstain from making a voting decision and will forward all necessary proxy voting materials to the Fund to enable the Board of Directors to make a voting decision. The Adviser or Subadviser shall make a written recommendation of the voting decision to the Board of Directors, which shall include: (i) an explanation of why it has a conflict of interest; (ii) the reasons for its recommendation; and (iii) an explanation of why the recommendation is consistent with the Adviser’s (or Subadviser’s) proxy voting policies. The Board of Directors shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser or Subadviser, is most consistent with the Adviser’s or Subadviser’s proxy voting policies and in the best interests of Fund shareholders. When the Board of Directors of the Fund is required to make a proxy voting decision, only the directors without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. The Adviser and Subadviser vote proxies pursuant to the proxy voting policies and guidelines set forth in Appendix A and B, respectively, to this SAI.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Portfolio Managers

Patrick W. Galley and Stephen O’Neill are co-portfolio managers for the Fund for the Tactical Closed-End Fund Income Strategy.

Patrick W. Galley, CFA is a co-portfolio manager of the Fund. Mr. Galley is the Chief Investment Officer for the Adviser. Mr. Galley heads the Adviser’s research and investment team and oversees all portfolio management activities at the Adviser. Mr. Galley also serves as the President and Chairman of the RiverNorth Funds. Prior to joining the Adviser in 2004, he was most recently a Vice President at Bank of America in the Global Investment Bank’s Portfolio Management group, where he specialized in analyzing and structuring corporate transactions for investment management firms in addition to closed-end and open-end funds, hedge funds, funds of funds, structured investment vehicles and insurance/reinsurance companies. Mr. Galley graduated with honors from Rochester Institute of Technology with a B.S. in Finance. He has received the Chartered Financial Analyst (CFA) designation, is a member of the CFA Institute and is a member of the CFA Society of Chicago.

Stephen O’Neill, CFA is the Fund’s co-portfolio manager. Mr. O’Neill conducts qualitative and quantitative analysis of closed-end funds and their respective asset classes. Prior to joining RiverNorth Capital, Mr. O’Neill was most recently an Assistant Vice President at Bank of America in the Global Investment Bank’s Portfolio Management group. At Bank of America, he specialized in the corporate real estate, asset management and structured finance industries. Mr. O’Neill graduated magna cum laude from Miami University in Oxford, Ohio with a B.S. in Finance. Mr. O’Neill has received the Chartered Financial Analyst (CFA®) designation, is a member of the CFA Institute and is a member of the CFA Society of Chicago.

Compensation of Portfolio Managers

Mr. Galley’s and Mr. O’Neill’s total compensation includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives. The performance bonus reflects individual performance of the funds managed by the portfolio managers and the performance of the Adviser’s business as a whole. Mr. Galley and Mr. O’Neill also participate in a 401K program on the same basis as other officers of the Adviser.

Portfolio Manager Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the portfolio managers of the Fund as of June 30, 2019.

Name of Portfolio Manager	Dollar Range of Equity Securities of the Fund
Patrick W. Galley	$100,001-$500,000
Stephen A. O’Neill	$100,001-$500,000

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other accounts. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. Another potential conflict of interest may arise where another account has the same investment objective as the Fund, whereby the portfolio manager could favor one account over another.

With respect to securities transactions for the Fund, the Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Further, a potential conflict could include a portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby they could use this information to the advantage of other accounts and to the disadvantage of the Fund. These potential conflicts of interest could create the appearance that a portfolio manager is favoring one investment vehicle over another.

The management of personal accounts also may give rise to potential conflicts of interest. Although the portfolio manager generally does not trade securities in his or her own personal account, the Adviser and the Fund have each adopted a code of ethics that, among other things, permits personal trading by employees (including trading in securities that can be purchased, sold or held by the Fund) under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Adviser has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Other Accounts Managed

As of June 30, 2019, the portfolio managers of the Fund were responsible for the management of the following other accounts (in addition to the Fund):

Number of Other Accounts Managed and Assets by Account Type As of June 30, 2019
Portfolio Manager	Registered Investment Companies (other than the Fund)	Registered Investment Companies Subject to Performance-Based Advisory Fees	Other Pooled Investment Vehicles	Other Pooled Investment Vehicles Subject to Performance-Based Advisory Fees	Other Accounts	Other Accounts Subject to Performance-Based Advisory Fees
Patrick W. Galley	Number: 10 Assets: $3.025B	Number: 0 Assets: $0	Number: 4 Assets: $462M	Number: 4 Assets: $462M	Number: 2 Assets: $24M	Number: 1 Assets: $23M
Stephen O’Neill	Number: 9 Assets: $2.805B	Number: 0 Assets: $0	Number: 3 Assets: $386M	Number: 3 Assets: $386M	Number: 2 Assets: $24M	Number: 1 Assets: $23M

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 1/1/19 – 1/31/19	0	0	0	0
Month #2 2/1/19 – 2/28/19	0	0	0	0
Month #3 3/1/19 – 3/31/19	0	0	0	0
Month #4 4/1/19 – 4/30/19	0	0	0	0
Month #5 5/1/19 – 5/31/19	0	0	0	0
Month #6 6/1/19 – 6/30/19	0	0	0	0
Total	0	0	0	0

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal year reported on this Form N-CSR.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing of an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. None.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

By (Signature and Title)	/s/ Patrick W. Galley
Patrick W. Galley, President

Date	9/9/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick W. Galley
Patrick W. Galley, President

Date	9/9/19

By (Signature and Title)	/s/ Jonathan M. Mohrhardt
Jonathan M. Mohrhardt, Chief Financial Officer

Date	9/9/19